Intangible assets (Details) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022		Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance at December 31, 2021		$ 2,986	$ 3,025
Cost		4,705	4,415	$ 4,162		$ 4,087
Accumulated amortization and impairment		(1,318)	(1,161)	(1,176)		(1,062)
Addition		232	982
Capitalized borrowing costs		6	5
Write-offs		(35)	(12)
Transfers		1	(11)
Signature Bonuses Transfers	[1]	(6)	(840)
Amortization		(48)	(37)
Translation adjustment		251	143
Balance at June 30, 2022		3,387	3,254
Impairment recognition			(1)
Service concession rights [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2021		2,523	2,695
Cost		2,900	2,905	2,578	[2]	2,744
Accumulated amortization and impairment		(62)	(54)	(55)	[2]	(49)
Addition		148	895
Capitalized borrowing costs
Write-offs		(35)	(11)
Transfers			(10)
Signature Bonuses Transfers	[1]	(6)	(840)
Amortization		(2)	(2)
Translation adjustment		210	124
Balance at June 30, 2022		2,838	2,851
Impairment recognition
Software Licenses [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2021		439	308
Cost		1,779	1,487	1,560		1,321
Accumulated amortization and impairment		(1,256)	(1,107)	(1,121)		(1,013)
Addition		84	87
Capitalized borrowing costs		6	5
Write-offs			(1)
Transfers		1	(1)
Signature Bonuses Transfers	[1]
Amortization		(46)	(35)
Translation adjustment		39	18
Balance at June 30, 2022		$ 523	380
Estimated useful life in years	[3]	5 years
Impairment recognition			(1)
Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2021		$ 24	22
Cost		26	23	$ 24		$ 22
Addition
Capitalized borrowing costs
Write-offs
Transfers
Signature Bonuses Transfers	[1]
Amortization
Translation adjustment		2	1
Balance at June 30, 2022		$ 26	23
Impairment recognition

[1]	Transfers to PP&E. In 2023, it refers to the declaration of commerciality of the Manjuba field. In 2022, it relates to the Atapu and Sepia.
[2]	It comprises mainly signature bonuses (amounts paid in concession contracts for oil or natural gas exploration and production sharing), in addition to public service concessions, trademarks and patents and others.
[3]	Mainly composed of assets with indefinite useful lives, which are reviewed annually to determine whether events and circumstances continue to support an indefinite useful life assessment.